UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  September 13,  2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:23
Form 13F Information Table Value Total:  $ 205,978


						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
ALTISOURCE PORTFOLIO SOL	COM	044540827	 1,882 	130331	SH		SOLE		130331
BOSTON PRIVATE FINANCIAL HOLDINGS INC.	COM	101119105	 22,589 	3491366	SH		SOLE		3491366
COBIZ FINANCIAL INC	COM	190897108	 1,514 	304000	SH		SOLE		304000
COMPUCREDIT CORP	COM	20478N100	 5,151 	1093550	SH		SOLE		1093550
ENCORE CAPITAL GROUP INC	COM	292554102	 13,269 	986518	SH		SOLE		986518
FIFTH THIRD BANCORP	COM	316773100	 9,292 	917295	SH		SOLE		917295
HIGHBURY FINANCIAL INC	COM	42982Y109	 2,171 	402000	SH		SOLE		402000
HIGHBURY FINANCIAL INC WARRANTS	WTS	42982Y117	 90 	600000	SH		SOLE		600000
LEGG MASON INC	COM	524901105	 5,715 	184189	SH		SOLE		184189
MARSHALL & ILSLEY CORP	COM	571837103	 5,851 	725000	SH		SOLE		725000
MBIA INC	COM	55262C100	 3,358 	432800	SH		SOLE		432800
NARA BANCORP INC	COM	63080P105	 6,035 	868358	SH		SOLE		868358
OCWEN FINANCIAL CORP	COM	675746309	 12,949 	1143864	SH		SOLE		1143864
PACWEST BANCORP	COM	695263103	 1,173 	61586	SH		SOLE		61586
PINNACLE FINANCIAL PARTNERS	COM	72346Q104	 318 	25000	SH		SOLE		25000
PORTFOLIO RECOVERY ASSOCIATES INC	COM	73640Q105	 5,096 	112414	SH		SOLE		112414
PRIMUS GUARANTY LTD	COM	G72457107	 29,107 	6816566	SH		SOLE		6816566
REGIONS FINANCIAL CORP	COM	7591EP100	 16,753 	2697800	SH		SOLE		2697800
SYNOVUS FINANCIAL CORP	COM	87161C105	 22,982 	6128400	SH		SOLE		6128400
TAYLOR CAPITAL GROUP INC	COM	876851106	 3,928 	595187	SH		SOLE		595187
TREE COM INC	COM	894675107	 5,140 	680840	SH		SOLE		680840
WINTRUST FINANCIAL CORP	COM	97650W108	 13,001 	465000	SH		SOLE		465000
ZIONS BANCORP	COM	989701107	 18,614 	1035841	SH		SOLE		1035841